Goodwill and Intangible Assets - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	$ 456,380	$ 456,380	$ 456,380
Foreign currency translation	0	0	0
Balance at end of year	456,380	456,380	456,380
Balance at beginning of year	107,669
Amortization of intangible assets	(8,861)	(9,988)	(11,434)
Balance at end of year	98,818	107,669
Definite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	98,114	107,983	119,344
Foreign currency translation	10	119	73
Amortization of intangible assets	(8,861)	(9,988)	(11,434)
Balance at end of year	89,263	98,114	107,983
Indefinite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	9,555	9,555	9,555
Foreign currency translation	0	0	0
Balance at end of year	9,555	9,555	9,555
Total intangible assets
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	107,669	117,538	128,899
Total foreign currency translation	10	119	73
Amortization of intangible assets	(8,861)	(9,988)	(11,434)
Balance at end of year	$ 98,818	$ 107,669	$ 117,538